UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sentry Select Capital Corp.

Address:   Commerce Court West
           199 Bay Street, Suite 4100
           PO Box 108
           Toronto, Ontario, M5L 1E2
           Canada


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James A. McIntyre
Title:  President
Phone:  416.861.8729

Signature,  Place,  and  Date  of  Signing:

/s/ James A. McIntyre              Toronto, Ontario, Canada           2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:  $      188,464
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           Sentry Investments Inc. (formerly, Sentry Select
                            Capital Inc.)
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AEROPOSTALE INC            COM            007865108      249     7,300 SH       DEFINED                X      0    0
AVON PRODS INC             COM            054303102      284     9,000 SH       DEFINED                X      0    0
BANK OF AMERICA CORP       COM            060505104      309    20,700 SH       DEFINED                X      0    0
BEST BUY INC               COM            086516101      296     7,500 SH       DEFINED                X      0    0
CLOUD PEAK ENERGY INC      COM            18911Q102      389    26,700 SH       DEFINED                X      0    0
DELL INC                   COM            24702R101      144    10,000 SH       DEFINED                X      0    0
DRYSHIPS INC               NOTE 5%        262498AB4      221   210,000 PRN      DEFINED                X      0    0
ERICSSON L M TEL CO        ADR            294821608      142    15,500 SH       DEFINED                X      0    0
FAMILY DLR STORES INC      COM            307000109      342    12,300 SH       DEFINED                X      0    0
ISHARES TR INDEX           RUSSELL1000GR  464287614      299     6,000 SH       DEFINED                X      0    0
MELCO CROWN ENTMT LTD      COM            585464100      144    42,800 SH       DEFINED                X      0    0
PFIZER INC                 COM            717081103      273    15,000 SH       DEFINED                X      0    0
REGENCY CTRS CORP          COM            758849103      298     8,500 SH       DEFINED                X      0    0
WEATHERFORD INTL LTS       COM            H27013103      297    16,600 SH       DEFINED                X      0    0
ABBOTT LABS                COM            002824100    1,269    23,500 SH       DEFINED    1           X      0    0
ALLIED NEVADA GOLD CORP    COM            019344100   26,915 1,694,900 SH       DEFINED    1           X      0    0
ALTRIA GROUP               COM            02209S103    7,805   397,590 SH       DEFINED    1           X      0    0
AMERICAN ELEC PWR INC      COM            025537101      393    11,300 SH       DEFINED    1           X      0    0
APPLE INC                  COM            037833100      632     3,000 SH       DEFINED    1           X      0    0
AVALONBAY CMNTYS INC       COM            053484101    3,547    43,200 SH       DEFINED    1           X      0    0
BANK OF AMERICA CORP       COM            060505419      373    25,000 SH       DEFINED    1           X      0    0
BOSTON PROPERTIES INC      COM            101121101    5,278    78,700 SH       DEFINED    1           X      0    0
CALIFORNIA WATER SVC GROUP COM            130788102      420    11,400 SH       DEFINED    1           X      0    0
CISCO SYS INC              COM            17275R102      718    30,000 SH       DEFINED    1           X      0    0
CLOUD PEAK ENERGY INC      COM            18911Q102      437    30,000 SH       DEFINED    1           X      0    0
COCACOLA CO                COM            191216700    2,029    35,600 SH       DEFINED    1           X      0    0
CONSOLIDATED EDISON INC    COM            209115104      396     8,725 SH       DEFINED    1           X      0    0
DELL INC                   COM            24702R101      431    30,000 SH       DEFINED    1           X      0    0
EXXON MOBIL CORP           COM            30231G102      396     5,800 SH       DEFINED    1           X      0    0
FAMILY DLR STORES INC      COM            307000109      417    15,000 SH       DEFINED    1           X      0    0
GRAN TIERRA ENERGY INC     COM            38500T101    4,184   697,400 SH       DEFINED    1           X      0    0
HECLA MNG CO               COM            422704106      865   140,000 SH       DEFINED    1           X      0    0
INTEL CORP                 COM            458140100      335    16,400 SH       DEFINED    1           X      0    0
JPMORGAN CHASE & CO        W              46634E114    1,500    36,000 SH       DEFINED    1           X      0    0
KIMCO REALTY CORP          COM            49446R109    5,899   436,000 SH       DEFINED    1           X      0    0
KROGER CO                  COM            501044101      283    13,800 SH       DEFINED    1           X      0    0
LOCKHEED MARTIN CORP       COM            539830109      264     3,500 SH       DEFINED    1           X      0    0
MGE ENERGY INC             COM            55277P104      397    11,112 SH       DEFINED    1           X      0    0
MCDONALDS CORP             COM            580135101    1,580    25,300 SH       DEFINED    1           X      0    0
MCGRAW HILL COS INC        COM            580645109   16,474   491,600 SH       DEFINED    1           X      0    0
MICROSOFT CORP             COM            594917104      393    12,900 SH       DEFINED    1           X      0    0
NORFOLK SOUTHERN CORP      COM            655844108    5,032    96,000 SH       DEFINED    1           X      0    0
NORTHEAST UTILS            COM            664397106      361    14,000 SH       DEFINED    1           X      0    0
P G & E CORP               COM            69331C108      823    18,436 SH       DEFINED    1           X      0    0
POWELL INDS INC            COM            739128106      287     9,100 SH       DEFINED    1           X      0    0
PROCTOR & GAMBLE CORP      COM            742718109   10,853   179,000 SH       DEFINED    1           X      0    0
RAMCO-GERSHENSON PPTYS TR  COM            751452202    3,921   411,000 SH       DEFINED    1           X      0    0
REPUBLIC SVCS INC          COM            760759100   22,688   801,400 SH       DEFINED    1           X      0    0
SIMON PPTY GROUP INC       COM            828806109    3,546    44,441 SH       DEFINED    1           X      0    0
SOUTHERN CO                COM            842587107      393    11,800 SH       DEFINED    1           X      0    0
STARWOOD PPTY TR INC       COM            85571B105    8,232   435,800 SH       DEFINED    1           X      0    0
SYSCO CORP                 COM            871829107    1,908    68,300 SH       DEFINED    1           X      0    0
TEXAS INSTRS INC           COM            882508104      360    13,800 SH       DEFINED    1           X      0    0
UNITED PARCEL SERVICE INC  CL B           911312106    1,492    26,000 SH       DEFINED    1           X      0    0
VANGUARD INDEX FDS         REIT ETF       922908553    7,539   168,500 SH       DEFINED    1           X      0    0
WAL MART STORES INC        COM            931142103   17,502   327,450 SH       DEFINED    1           X      0    0
WASTE MGMT INC DEL         COM            94106L109   14,613   432,200 SH       DEFINED    1           X      0    0
WESTAR ENERGY INC          COM            95709T100      416    19,149 SH       DEFINED    1           X      0    0
WISCONSIN ENERGY CORP      COM            976657106      867    17,400 SH       DEFINED    1           X      0    0
XCEL ENERGY INC            COM            98389B100      314    14,800 SH       DEFINED    1           X      0    0
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